Preferred Stock (Schedule of Redemption Values and Activity of Preferred Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended					9 Months Ended				9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Balance						12,124,650	12,124,650	12,124,650	12,124,650	12,124,650	17,678,926	17,678,926	17,678,926	17,678,926	19,766,821	19,766,821	19,766,821	19,766,821
Accretion of dividends on preferred stock, Shares						0					0				0
Conversion to common stock, Shares						(12,124,650)					(17,678,926)				(19,766,821)
Balance						0	12,124,650	12,124,650	12,124,650	12,124,650	0	17,678,926	17,678,926	17,678,926	0	19,766,821	19,766,821	19,766,821
Balance						$ 39,406	$ 15,641	$ 8,247	$ 7,687		$ 57,456	$ 22,806	$ 18,231	$ 16,667	$ 64,242	$ 32,999	$ 30,153	$ 27,307
Accretion of dividends on preferred stock, Amount	66,920	72,308	89,659	14,815	4,970	16,368					23,867				26,685
Conversion to common stock, Amount						(55,774)					(81,323)				(90,927)
Balance						$ 0	$ 15,641	$ 8,247	$ 7,687		$ 0	$ 22,806	$ 18,231	$ 16,667	$ 0	$ 32,999	$ 30,153	$ 27,307